Deferred Financing and Leasing Costs (Tables)	12 Months Ended
Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Schedule of Deferred Financing and Leasing Costs
Deferred financing and leasing costs were comprised of the following as of December 31, 2018 and 2017 (in thousands):

	December 31,
	2018	2017
Deferred financing costs	$19,598	$17,044
Deferred leasing costs	189,178	160,759
Market value intangible	18,071	18,802
Origination value intangible	96,529	90,116
	323,376	286,721
Accumulated amortization:
Deferred financing costs	13,217	11,002
Deferred leasing costs	81,291	65,935
Market value intangible	14,611	14,324
Origination value intangible	56,434	59,719
	165,553	150,980
Deferred financing and leasing costs, net	$157,823	$135,741

Leases, Acquired-in-Place, Market Adjustment
Finite-Lived Intangible Assets [Line Items]
Schedule of Future Amortization Expense
The aggregate amortization of net market value intangible assets and liabilities is a decrease (increase) in rental revenue over the next five years and thereafter as follows (in thousands):

2019	$(435)
2020	(1,224)
2021	(1,128)
2022	(1,177)
2023	(638)
Thereafter	(3,121)
Total	$(7,723)

Leases, Acquired-in-Place
Finite-Lived Intangible Assets [Line Items]
Schedule of Future Amortization Expense
The aggregate amortization expense for origination value intangible asset for the next five years and thereafter is as follows (in thousands):

2019	$12,345
2020	7,674
2021	6,315
2022	4,063
2023	2,498
Thereafter	7,200
Total	$40,095